Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2022 and 2023 were as follows:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB	US$
Principal	17,985,817	10,801,658	1,521,382
Less: unamortized discount and debt issuance costs	112,091	(144,778)	(20,392)
Net carrying amount	17,873,726	10,946,436	1,541,774

Schedule of Amounts of Interest Cost Recognized

For the years ended December 31, 2021, 2022 and 2023, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Contractual interest expense	556,382	404,120	644,143	90,726
Amortization of the discount and issuance costs	559,332	65,475	292,238	41,161
Total	1,115,714	469,595	936,381	131,887